Equity - Summary of Shares Repurchased and Total Consideration Paid for Share Buyback Programme (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Number of shares (in shares)	7.6	7.5	10.9
Total	$ 882	$ 812	$ 790
Transaction costs relating to tax reversal	$ 15
2022 programme
Disclosure of reserves within equity [line items]
Total			38
2023 programme
Disclosure of reserves within equity [line items]
Total			$ 752